SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENT
Note 20: -	Share-Based Payment

On July 24, 2011, the Company's Board of Directors approved a new unlisted Options Plan ("2011 Option Plan "). In September 2016 the Company's Board of Directors approved an amendment to the plan and renamed it the Israeli Share Award Plan ("2011 Plan") to include restricted shares ("RS") awards (options and RS) that generally vest during a four-year period following the date of the grant in 13 installments: 25% of the options vest on the first anniversary of the grant date and 6.25% options vest at the end of each quarter thereafter.

a.	Expense recognized in the financial statements

The share based payment expense that was recognized for services received from employees and directors is presented in the following table:

	For the Year Ended December 31
	2017	2016	2015
	In thousands
Cost of revenues	$179	$332	$564
Research and development	138	134	390
Selling and marketing	48	71	98
General and administrative	118	534	855
Total share-based payment	$483	$1,071	$1,907

b.	Option granted to the Company's Chief Executive Officer ("CEO")

On November 30, 2017, the Company’s general shareholders meeting approved the grant of 18,000 options and 6,000 RSs to Mr. Amir London, the Company’s CEO. The RSs do not have exercise price. The options are exercisable into ordinary shares at an exercise price of NIS 21.99 per option. According to a calculation formula based on the binomial model, the fair value of the options was estimated at $26 thousands. The fair value of the RSs was estimated based on the market price of the shares on the grant date at $28 thousands.

On August 30, 2016, the Company’s general shareholders meeting approved the grant of 18,000 options and 6,000 RSs to Mr. Amir London, the Company’s CEO. The RSs do not have exercise price. The options are exercisable into ordinary shares at an exercise price of NIS 15.2 per option. According to a calculation formula based on the binomial model, the fair value of the options was estimated at $41 thousands. The fair value of the RSs was estimated based on the market price of the shares on the grant date at $30 thousands.

c.	Employees options

1.
During 2017, 2016 and 2015 the Company's Board of Directors approved the grant, of 405,950, 320,775 and 356,075 options, respectively to employees and management. The fair value of the options was estimated at $597 thousands, $548 thousands and $749 thousands, respectively.

2.
During 2017, the Company's Board of Directors approved the grant of 52,835 RSs to the Company’s employees and management. The RSs do not have exercise price. The RSs are exercisable in 13 installments, 25% of the RSs vest on the first anniversary of the grant date and 6.25% vest at the end of each quarter thereafter into ordinary shares. The fair value of the RSs was estimated based on the market price of the share on the grant date at $238 thousands.

d.         Directors options

1.
On November 30, 2017, the Company’s general shareholders meeting approved the grant of a total of 35,000 options to the Company’s board of directors. The options are exercisable into ordinary shares at an exercise price of NIS 21.99 per option. According to a calculation formula based on the Binomial Model, the fair value of the options was estimated at $51 thousands.

2.	On August 30, 2016, the Company’s general shareholders meeting approved the grant of 50,000 options to the Company’s directors. The options are exercisable ordinary shares at an exercise price of NIS 15.2 per option. According to a calculation formula based on the Binomial Model, the fair value of the options was estimated at $114 thousands.

f.	For additional information regarding the exercise of options during 2017, refer to Note 21.

Change of Awards during the Year

The following table lists the number of share options, the weighted average exercise prices of share options and modification in employee and service provider option plans during the year:

	2017		2016		2015
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In NIS		In NIS		In NIS

Outstanding at beginning of year	2,487,236	35.20	2,281,493	38.96	2,396,891	37.98
Granted	458,950	21.10	401,275	15.17	504,075	18.28
Exercised	(10,659)	18.19	(8,398)	18.47	(430,178)	11.18
Forfeited	(363,155)	35.70	(187,134)	39.22	(189,295)	34.94

Outstanding at end of year	2,572,372	32.47	2,487,236	35.20	2,281,493	38.96
Exercisable at end of year	1,755,253	38.69	1,543,358	40.44	1,182,417	40.39
The weighted average remaining contractual life for the share options		3.22		3.62		4.15

The range of exercise prices for share options outstanding as of December 31, 2016 and 2017 were NIS 15- NIS 57. Exercise is either by cash consideration of the exercise price or by cashless method.

The following table lists the number of RSs and modification in employee RSs during the year:

	Number of RSs
	2017	2016

Outstanding at beginning of year	27,333	-
Granted	58,835	29,333
End of restriction period	(7,656)	-
Forfeited	(2,000)	(2,000)

Outstanding at end of year	76,512	27,333
The weighted average remaining contractual life for the restricted share	5.92	6.20

Measurement of the fair value of equity-settled share options

The Company uses the binomial model when estimating the grant date fair value of equity-settled share options. The measurement was made at the grant date of equity-settled share options since the options were granted to employees.

The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan:

	2017	2016	2015
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	37-45	32-51	42-64
Risk-free interest rate (%)	0.1 – 1.83	0.13 – 1.83	0.07-2.04
Contractual term of up to (years)	6.5	6.5	6.5
Exercise multiple	2	2	2
Weighted average share prices (NIS)	16.05-16.44	15.17	17.17
Expected average forfeiture rate (%)	1-5	0-5	0-5